Note 2 - Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Significant Accounting Policies [Text Block]

Note 2 - Summary of Significant Accounting Policies

Principals of Consolidation

The Company’s consolidated financial statements and notes thereto include the accounts of its wholly owned subsidiaries Aytu Therapeutics, LLC and Neos and their respective wholly owned subsidiaries, as well as Innovus Pharmaceuticals, Inc. (“Innovus”) and its wholly owned subsidiaries prior to the divestiture of Innovus on July 31, 2024. All significant inter-company balances and transactions have been eliminated in consolidation.

Basis of Presentation

The Company’s consolidated financial statements and notes thereto have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”)

Going Concern Determination

In connection with the preparation for each annual and interim financial reporting period, management evaluates whether there are events that, in the aggregate, raise substantial doubt about the Company’s ability to continue as a going concern within one year after the financial statements are available to be issued. The evaluation is based on relevant conditions and events that are known and reasonably knowable within one year after the date that the financial statements are available to be issued. Recurring operating losses or year over year negative cash flows from operating activities are considered negative trends. See Note 1 – Nature of Business and Financial Condition for further detail on the evaluation performed by the Company.

Use of Estimates

The preparation of financial statements and footnotes requires the use of management estimates, judgments and assumptions. Actual results may differ from estimates. In the accompanying consolidated financial statements and notes thereto, estimates are used for, but not limited to, stock-based compensation; revenue recognition, determination of variable consideration for accruals of chargebacks, administrative fees and rebates, government rebates, returns and other allowances; allowance for credit losses; inventory impairment; determination of right-of-use assets and lease liabilities; valuation of financial instruments, derivative warrant liabilities, intangible assets, and long-lived assets; purchase price allocations and the depreciable lives of long-lived assets; accruals for contingent liabilities; and determination of the income tax provision, deferred taxes and valuation allowance.

Prior Period Reclassification.

Certain prior year amounts in the Company’s consolidated financial statements and the notes thereto have been reclassified to conform to the current year presentation. These reclassifications did not impact operating results or cash flows for the fiscal years ended June 30, 2024, and 2023, or its financial position as of June 30, 2024, or June 30, 2023.

Previously Reported Prepaid Expenses Information

During the year ended June 30, 2024, the Company identified that certain of the Company’s prepaid expenses totaling $1.8 million that were previously reported as current assets as of June 30, 2023, should have been classified as non-current assets as of June 30, 2023. The Company assessed the materiality of this omission on the previously issued interim and annual consolidated financial statements in accordance with the United States Securities and Exchange Commission (“SEC”) Staff Accounting Bulletin No. 99, “Materiality” and concluded that the omission was not material to any of the previously issued consolidated financial statements and began reporting the prepaid expenses as non-current within this Form 10-K.

Cash and Cash Equivalents

The Company’s primary objectives for investment of available cash are the preservation of capital and the maintenance of liquidity. The Company invests its available cash balances in bank deposits and money market funds. The cash balances in bank deposits are subject to the Federal Deposit Insurance Corporation (“FDIC”) insurance limits, and cash balances in the money market funds are not FDIC insured. The Company considers all highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents.

Accounts Receivable, Net

Accounts receivable represent amounts due from customers less allowances for credit losses, discounts and pricing chargebacks. An allowance for credit losses, when needed, is based on the best estimate of the amount of probable credit losses in existing accounts receivable, which is determined from the Company’s historical write-off experience and expected future default probabilities based on ongoing evaluations of Company’s customers’ financial condition; payment history; collections experience on other accounts; and economic factors or events expected to affect future collections. An allowance for credit losses, when needed, consists of an amount identified for specific customers and an amount based on overall estimated exposure. Accounts receivable are customer obligations due under normal trade terms. Recovery of bad debt amounts which were previously written off are recorded as a reduction of bad debt expense in the period the payment is collected. If the Company’s actual collection experience changes, revisions to the Company’s allowance for credit losses may be required. After attempts to collect a receivable have failed, the receivable is written off against the allowance for credit losses. The allowance for credit losses was zero for both years ended June 30, 2024, and 2023. The allowance for discounts was $0.6 million and $1.8 million as of June 30, 2024, and 2023, respectively. The allowance for chargebacks was $1.2 million at both  June 30, 2024, and 2023.

The table below presents the opening and closing balances of accounts receivable, gross from customers.

Accounts Receivable, Gross
(in thousands)
Balance, June 30, 2022	$24,000
Increase in accounts receivable, gross	7,718
Balance, June 30, 2023	31,718
Decrease in accounts receivable, gross	(6,370)
Balance, June 30, 2024	$25,348

The table below details the change in allowance for discounts and allowance for chargebacks for the periods presented.

	Allowance for Discounts	Allowance for Chargebacks	Total Allowance
	(in thousands)
Balances, June 30, 2022	$1,301	$1,206	$2,507
Reduction of net revenue	9,074	4,554	13,628
Payments	(8,597)	(4,548)	(13,145)
Balances, June 30, 2023	1,778	1,212	2,990
Reduction of net revenue	4,886	3,812	8,698
Payments	(6,024)	(3,842)	(9,866)
Balances, June 30, 2024	$640	$1,182	$1,822

Inventories

Inventories consist of raw materials, work in process and finished goods and are recorded at the lower of cost or net realizable value, with cost determined on a first-in, first-out basis. Prior to regulatory approval, before economic benefit is probable, pre-launch inventories are expensed as research and development.

The Company periodically reviews the composition of its inventories in order to identify obsolete, slow-moving or otherwise unsaleable items. In the event that such items are identified and there are no alternate uses for the inventory, the Company will record a charge to cost of sales to reduce the value of the inventory to net realizable value in the period the impairment is identified.

Property and Equipment

Property and equipment are recorded at cost less accumulated depreciation. Furniture and equipment are depreciated on a straight-line basis over their estimated useful lives which are generally two to seven years. Leasehold improvements are amortized over the shorter of the estimated useful life or remaining lease term. The Company begins depreciating assets when they are placed into service. Maintenance and repairs are expensed as incurred.

Leases

At the inception of an arrangement, the Company determines if an arrangement is, or contains, a lease. Lease classification, recognition and measurement are determined at the lease commencement date. Lease liabilities and right-of-use (“ROU”) assets are recorded based on the present value of lease payments over the expected lease term, including options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. In determining the present value of the lease payments, the Company uses the implicit interest rate when readily determinable and uses the Company’s incremental borrowing rate when the implicit rate is not readily determinable based upon the information available at the lease commencement date.

Fixed lease payments, or in substance fixed, are recognized over the expected term of the lease using the effective interest method. Variable lease payments are expensed as incurred. Fixed and variable lease expenses on operating leases are recognized within cost of sales and operating expenses in the Company’s consolidated statements of operations. ROU asset amortization and interest costs on financing leases are recorded within cost of sales and interest expense, respectively, in the Company’s consolidated statements of operations. The Company has elected to account for payments on short-term leases as lease expense on a straight-line basis over lease terms of 12 months or less.

Operating leases are included in other liabilities in the Company’s consolidated balance sheets. Financing leases are included in property and equipment, net, current portion of debt and debt, net of current portion in the Company’s consolidated balance sheets.

Fair Value of Financial Instruments

Acquisitions

In an acquisition of a business or a group of assets, the Company uses the acquisition method of accounting which identifies, recognizes, and measures the identifiable assets acquired, liabilities assumed and any non-controlling interest at their acquisition date fair values. Any excess of the purchase consideration over the fair values of the net identifiable assets acquired is recorded as goodwill. If the Company determines the assets acquired do not meet the definition of a business, the transaction is accounted for as an acquisition of assets, which records the assets acquired at the purchase price and does not result in goodwill.

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC Topic 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding. Liability and equity classified warrants are valued using a Black-Scholes option pricing model or Monte Carlo simulation model at issuance and for each reporting period when applicable.

Revenue Recognition

The Company generates net revenue from continuing operations from sales of prescription pharmaceutical products from the Company’s ADHD Portfolio and Pediatric Portfolio, principally to a limited number of wholesale distributors and pharmacies in the United States. The Company evaluates its contracts with customers to determine revenue recognition using the following five-step model: (1) identify the contract with the customer; (2) identify the performance obligations; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations; and (5) recognize revenue when (or as) a performance obligation is satisfied. There is not a recognized financing component related to product sales. Net revenue is recognized at the point in time that control of the product transfers to the customer, which typically aligns with shipping terms (i.e., upon delivery), generally “free-on-board” destination when shipped domestically within the United States, consistent with contractual terms. The Company expenses the incremental costs to obtain a contract as incurred, since they are satisfied within one year.

ADHD Portfolio and Pediatric Portfolio net revenue is recognized net of consideration paid to the Company’s customers and other adjustments to the transaction price (known as “Gross to Net” adjustments). Significant judgement is required in estimating Gross to Net adjustments considering legal interpretations of applicable laws and regulations, historical experience, payer channel mix, current contract prices under applicable programs, unbilled claims, processing time lags and inventory levels in the distribution channel.

The Gross to Net adjustments include:

●	Savings offers. The Company offers savings programs for its patients covered under commercial payor plans in which the cost of a prescription to such patients is discounted.

●	Prompt payment discounts. Prompt payment discounts are based on standard provisions of wholesalers’ services.

●	Wholesale distribution fees. Wholesale distribution fees are based on definitive contractual agreements for the management of the Company’s products by wholesalers.

●

Rebates. The Rx Portfolio products are subject to commercial managed care and government (i.e. Medicaid) programs whereby discounts and rebates are provided to participating managed care organizations and federal and/or state governments. Calculations related to rebate accruals are estimated based on historical information from third-party providers.

●

Wholesaler chargebacks. The Rx Portfolio products are subject to certain programs with wholesalers whereby pricing on products is discounted below wholesaler list price to participating entities. These entities purchase products through wholesalers at the discounted price, and the wholesalers charge the difference between their acquisition cost and the discounted price back to the Company following the product purchases of the wholesalers’ end customers.

●

Returns. Wholesalers’ contractual return rights are limited to defective product, product that was shipped in error, product ordered by customer in error, product returned due to overstock, product returned due to dating or product returned due to recall or other changes in regulatory guidelines. The return policy for expired product allows the wholesaler to return such product starting six months prior to expiry date to twelve months post expiry date. The Company analyzes return data available from sales since inception date to determine a reliable return rate.

Savings offers, rebates and wholesaler chargebacks reflect the terms of underlying agreements, which may vary. Accordingly, actual amounts will depend on the mix of sales by product and contracting entity. Future returns may not follow historical trends. The Company’s periodic adjustments of its estimates are subject to time delays between the initial product sale and ultimate reporting and settlement of deductions. The Company continually monitors these provisions and do not believe variances between actual and estimated amounts have been material.

Concentration of Credit Risk.

Financial instruments that potentially subject the Company to credit risk concentrations consist of cash, cash equivalents and accounts receivable.

The Company maintains deposits in financial institutions in excess of federally insured limits. The Company periodically monitors the credit quality of the financial institutions with which it invests and believes that the Company is not exposed to significant credit risk due to the financial position of those institutions.

The Company is also subject to credit risk from accounts receivable related to product sales. The Company’s customers, sometimes referred to as partners or customers, are primarily large wholesale distributors that resell the Company’s products to retailers. The loss of one or more of these large customers could have a material adverse effect on the Company’s business, operating results or financial condition. The Company does not charge interest or require collateral related to its accounts receivable. Credit terms are generally thirty to sixty days.

The following table presents customers that contributed more than 10% of gross revenue and accounts receivable:

	Percentage of Gross Revenue		Percentage of Accounts Receivable
	June 30,		June 30,
	2024	2023	2024	2023
Customer A	33%	43%	40%	50%
Customer B	20%	18%	29%	19%
Customer C	17%	17%	11%	14%

Costs of Sales

Costs of sales from continuing operations consists primarily of manufactured product cost, products acquired from third-party manufacturers, freight, production, inventory write-downs, indirect manufacturing overhead costs and United States Food and Drug Administration (“FDA”) fees for commercialized products. Certain of the Company’s sales activities depend on licensing arrangements that may require periodic milestone payments or royalty payments, which are also included in costs of sales. In addition, distribution, shipping and handling costs invoiced by the Company’s third-party logistics companies are included in costs of sales.

Stock-Based Compensation Expense

The Company accounts for stock-based payment compensation expense using a fair value based model. Restricted stock and restricted stock unit grants are valued based on the estimated grant date fair value of the Company’s common stock and recognized ratably over the requisite service period. Stock option grants are valued using the Black-Scholes option pricing model and compensation costs are recognized ratably over the period of service using the graded method. The Black-Scholes option pricing model requires the Company to estimate the expected term of the award, the expected volatility, the risk-free interest rate, and the expected dividends. The expected term is determined using the “simplified method,” which is the midpoint between the vesting date and the end of the contractual term and is utilized by the Company as it does not have sufficient historical data to determine a more reliable expected term estimate. The risk-free interest rate is based on the United States Treasury yield in effect at the time of the grant for the expected term of the award. The Company does not anticipate paying any dividends in the near future. Forfeitures are recognized as they occur.

Employee Benefits Plan

The Company has a 401(k) plan (“Aytu 401(k) Plan”), which allows participants to contribute a portion of their salary, subject to eligibility requirements and annual Internal Revenue Service (“IRS”) limits. The Aytu 401(k) Plan matches 100% of the first 3% contributed by employees and matches 50% of the next 4% and 5% contributed by employees. The Company’s match for the Aytu 401(k) Plan was $0.7 million for both of the years ended June 30, 2024, and 2023.

Research and Development

Research and development costs are expensed as incurred and include salaries and benefits; facilities costs; overhead costs; raw materials; laboratory and clinical supplies; clinical trial costs; contract services; milestone payments and fees paid to regulatory authorities for review and approval of the Company’s product candidates; and other related costs.

Intangible Assets

The Company records acquired intangible assets based on fair value on the date of acquisition. Finite-lived intangible assets are recorded at cost and amortized on a straight-line basis over the estimated lives of the assets. Indefinite-lived intangible assets are not subject to amortization.

Impairment of Long-lived Assets

The Company assesses impairment of asset groups, including intangible assets, when events or changes in circumstances indicate that their carrying amount may not be recoverable. Long-lived assets consist of property and equipment, net, right of use assets and other intangible assets, net. Circumstances which could trigger a review include, but are not limited to: (i) changes in Company plans; (ii) competition; (iii) significant adverse changes in the business climate or legal or regulatory factors; or (iv) expectations that the asset will more likely than not be sold or disposed of significantly before the end of its estimated useful life. If the estimated future undiscounted cash flows, excluding interest charges, from the use of an asset are less than its carrying value, a write-down would be recorded to reduce the related asset to its estimated fair value.

Contingent Consideration

The consideration for the Company's acquired businesses and licenses often includes future payments that are contingent upon the occurrence of a particular event or events. The Company records an obligation for such contingent payments at fair value on the acquisition date. Changes in the fair value of contingent consideration obligations are recognized in the consolidated statements of income, which resulted in a gain from contingent consideration from continuing operations of zero and $0.6 million for the years ended June 30, 2024, and 2023, respectively. The Company did not have any contingent consideration recorded on its consolidated balance sheets as of June 30, 2024, and 2023.

Income Taxes

The provision for income taxes is determined using the asset and liability approach of accounting for income taxes. Under this approach, deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes and net operating loss and tax credit carryforwards. The amount of deferred taxes on these temporary differences is determined using the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, as applicable, based on tax rates and laws in the respective tax jurisdiction enacted as of the balance sheet date. A valuation allowance is recorded to reduce the net deferred tax asset when it is more likely than not that some portion or all of its deferred tax asset will not be utilized.

The Company recognizes the effect of income tax positions only if those positions are more likely than not to be sustained upon an examination. The Company recognizes interest and penalties related to uncertain tax positions in income tax expense in the consolidated statements of operations.

Debt Discount and Issuance Costs

Debt issuance costs reflect fees paid to lenders and third parties directly related to issuing debt. Debt discount and issuance costs related to term loans are reported as direct deductions to the outstanding debt and amortized over the term of the debt using the effective interest method as an addition to interest expense. Debt issuance costs related to a revolving credit facility are classified as assets and subsequently amortized using the straight-line method over the term of the revolving credit facility as additional interest expense.

Segment Information

Operating segments are identified as components that engage in business activities from which it may earn revenues and incur expenses and for which discrete information is available and regularly reviewed by the Company’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess performance. Operating segments are aggregated for reporting purposes when the operating segments are identified as similar in accordance with the basic principles and aggregation criteria in the accounting standards. After the previously announced successful wind down and divestiture of the Consumer Health business in the first quarter of fiscal 2025, the Company determined that its continuing operations operate in a single operating and reportable segment. The Company’s CODM is its Chief Executive Officer who manages operations and regularly reviews the financial information of the Company’s continuing operations as a single operating segment for the purposes of allocating resources and evaluating its financial performance, and for which discrete financial information is available. The results of the Consumer Health business have been reported as discontinued operations (see Note 20 – Discontinued Operations for further detail).

Paragraph IV Litigation Costs

Legal costs incurred by the Company in the enforcement of the Company’s intellectual property rights are charged to expense.

Business Combinations

The Company recognizes the identifiable tangible and intangible assets acquired and liabilities assumed based on their estimated fair values as of the acquisition date. The excess of purchase price over the aggregate fair values is recorded as goodwill. The Company calculates the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed to allocate the purchase price at the acquisition date.

Employee Retention Credit

On March 27, 2020, the United States government enacted the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) to provide certain relief as a result of the COVID-19 pandemic. The CARES Act provides tax relief, along with other stimulus measures, including a provision for an Employee Retention Credit (“ERC”), which allows for employers to claim a refundable payroll tax credit against the employer share of Social Security tax equal to 70% of the qualified wages paid to employees after December 31, 2020, through September 30, 2021. The ERC was designed to encourage businesses to keep employees on the payroll during the COVID-19 pandemic.

As there is no authoritative guidance under U.S. GAAP on accounting for government assistance to for-profit business entities, the Company will account for the ERC by analogy to International Accounting Standard (“IAS”) 20, Accounting for Government Grants and Disclosure of Government Assistance (“IAS 20”). In accordance with IAS 20, the Company recorded a $3.8 million ERC accrual in other non-current liabilities, which represents the proceeds the Company received from the ERC program during the first quarter of fiscal 2024. Further in accordance with IAS 20, when management determines it has reasonable assurance that the Company has substantially met all eligibility requirements of the ERC and following any adjustments from its regulatory audit or upon further clarifications from the IRC, the ERC accrual shall be recognized as a benefit in other income in the consolidated statement of operations. The associated vendor fee of $0.4 million was expensed as incurred in the first quarter of fiscal 2024.

Earnings Per Share

Basic net income or loss per common share is calculated by dividing net income or loss available to common stockholders by the basic weighted-average number of common shares outstanding for the respective period. Diluted net income or loss per common share is calculated by dividing adjusted net income or loss by the diluted weighted-average number of common shares outstanding, which includes the effect of potentially dilutive securities. Potentially dilutive securities for this calculation consist of warrants to purchase common stock that are either liability classified or equity classified (see Note 16 – Warrants); employee stock options (see Note 15 – Equity Incentive Plans); employee unvested restricted stock (see Note 15 – Equity Incentive Plans); and employee unvested restricted stock units (see Note 15 – Equity Incentive Plans). For the years ended  June 30, 2024, and 2023, the Company incurred a net loss from continuing operations; a net loss from discontinued operations, net of tax; and a net loss and thus did not include common equivalent shares in the computation of diluted net loss from continuing operations per share; diluted net loss from discontinued operations, net of tax; or diluted net loss per share because the effect would have been anti-dilutive.

The following table sets forth securities excluded from the calculation of diluted earnings per share.

		June 30,
		2024	2023
Warrants to purchase common stock - liability classified	(Note 16)	6,057,766	6,498,980
Warrants to purchase common stock - equity classified	(Note 16)	18,114	39,072
Employee stock options	(Note 15)	146,539	52,762
Employee unvested restricted stock	(Note 15)	25,360	40,996
Employee unvested restricted stock units	(Note 15)	1,775	4,963
Total		6,249,554	6,636,773

Recently Adopted Accounting Pronouncements

Financial Instruments - Credit Losses

In June 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments—Credit Losses (“ASU 2016-13”), which requires the measurement of expected credit losses for financial instruments held at the reporting date based on historical experience, current conditions and reasonable forecasts. The main objective of ASU 2016-13 is to provide additional information about the expected credit losses on financial instruments and other commitments to extend credit. The standard was effective for interim and annual reporting periods beginning after December 15, 2019. However, in October 2019, the FASB approved deferral of the adoption date for smaller reporting companies for fiscal periods beginning after December 15, 2022. The effective dates for the amendments in ASU 2022-02 align with those of ASU 2016-13. The Company adopted ASU 2016-13 and ASU 2019-05 on July 1, 2023. The Company evaluated the impact of adoption of ASUs 2016-13, 2019-05, and 2022-02 and concluded that the application of the new standards did not have a material impact on the Company’s consolidated financial statements.

Recent Accounting Pronouncements Not Yet Adopted

Debt - Debt with Conversion and Other Options

In August 2020, the FASB issued ASU No. 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40)—Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies the accounting for convertible instruments by removing major separation models currently required. Consequently, more convertible debt instruments will be reported as a single liability instrument with no separate accounting for embedded conversion features. The amendments in this update are effective for public entities that are smaller reporting companies, as defined by the SEC, for the fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted through a modified retrospective or full retrospective method. The Company adopted the guidance on July 1, 2024, and the adoption of the standard did not have a material impact on the Company’s consolidated financial statements.

Segment Reporting

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 was issued to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The guidance should be applied retrospectively unless it is impracticable to do so. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods in fiscal years beginning after December 15, 2024. Early adoption is permitted, including in an interim period. The Company is currently evaluating the provisions of this guidance and assessing the potential impact on the Company’s consolidated financial statements and disclosures.

Other than the application of IAS 20 for the ERC, there have been no significant changes to the Company’s significant accounting policies and there is no other accounting guidance has been issued and not yet adopted that is applicable to the Company and that the Company expects would have a material effect on the Company’s consolidated financial statements and related disclosures as of June 30, 2024, and through the filing of this Form 10-K.